U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com

Name:	Nicholas J. Kolokithas
Title:	Assistant Vice President and Senior Counsel

November 12, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Sovereign Bond Fund (the "Trust"), on behalf of:
John Hancock Bond Fund (the "Fund")
File Nos. 02-48925; 811-02402

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing relate to the forms of prospectus filed with the
Securities and Exchange Commission on November 5, 2013 on behalf of the Fund pursuant to Rule 497(e)
(Accession No. 0000950123-13-004413), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4324.

Sincerely,

/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas, Esq.
Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document